Operating Segment Information - Schedule of Revenue from Contract with Customers by Geographical Areas Based (Details) - Revenue from Contract with Customer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 45,387	$ 38,244	$ 105,365
China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	7,297	18,601	97,558
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	9,661	6,582	2,461
America [Member]
Segment Reporting Information [Line Items]
Revenue	4,867	10,419	4,090
Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	23,562	2,642	1,256
Capital markets solutions [Member]
Segment Reporting Information [Line Items]
Revenue			74,305
Capital markets solutions [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue			74,305
Capital markets solutions [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue
Capital markets solutions [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member]
Segment Reporting Information [Line Items]
Revenue	3,396	13,469	23,440
Digital solutions and other services [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	832	13,469	23,253
Digital solutions and other services [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue
Digital solutions and other services [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	2,564		187
Media and entertainment [Member]
Segment Reporting Information [Line Items]
Revenue	18,859	14,474	7,620
Media and entertainment [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	664
Media and entertainment [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue	9,661	6,582	2,461
Media and entertainment [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue	4,867	5,250	4,090
Media and entertainment [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	3,667	2,642	$ 1,069
Hotel operations, hospitality and VIP services [Member]
Segment Reporting Information [Line Items]
Revenue	23,132	10,301
Hotel operations, hospitality and VIP services [Member] | China (including Hong Kong) [Member]
Segment Reporting Information [Line Items]
Revenue	5,801	5,132
Hotel operations, hospitality and VIP services [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenue
Hotel operations, hospitality and VIP services [Member] | America [Member]
Segment Reporting Information [Line Items]
Revenue		5,169
Hotel operations, hospitality and VIP services [Member] | Southeast Asia [Member]
Segment Reporting Information [Line Items]
Revenue	$ 17,331